Commitments, Guarantees and Contingent Liabilities	12 Months Ended
Mar. 31, 2011
Commitments, Guarantees and Contingent Liabilities

31. Commitments, Guarantees and Contingent Liabilities

Commitments—As of March 31, 2011, the Company and its subsidiaries have commitments for the purchase of equipment to be leased, having a cost of ¥11,423 million ($137 million).

The minimum future rentals on non-cancelable operating leases are as follows.

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2012	¥3,587	$43
2013	3,404	41
2014	2,485	30
2015	2,105	25
2016	1,924	23
Thereafter	16,384	197

Total	¥29,889	$359

The Company and its subsidiaries lease office space under operating lease agreements, which are primarily cancelable, and made rental payments totaling ¥10,422 million, ¥9,571 million and ¥8,131 million ($98 million) in fiscal 2009, 2010 and 2011, respectively.

Certain computer systems of the Company and its subsidiaries have been operated and maintained under non-cancelable contracts with third-party service providers. For such services, the Company and its subsidiaries made payments totaling ¥985 million, ¥1,029 million and ¥759 million ($9 million) in fiscal 2009, 2010 and 2011, respectively. The longest contract of them will mature in fiscal 2013. As of March 31, 2011, the amounts due are as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2012	¥382	$4
2013	60	1

Total	¥442	$5

The Company and its subsidiaries have commitments to fund estimated construction costs to complete ongoing real estate development projects and other commitments, totaling ¥135,567 million ($1,630 million) as of March 31, 2011.

The Company and its subsidiaries have agreements to commit to execute loans for consumers, and to invest in funds, as long as the agreed-upon terms are met. As of March 31, 2011, the total unused credit and capital amount available is ¥77,694 million ($934 million).

Guarantees—The Company and its subsidiaries apply ASC 460-10 (“Guarantees”), and at the inception of a guarantee recognize a liability in the consolidated balance sheets for the fair value of the guarantee within the scope of ASC 460-10. The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2010 and 2011:

	2010			2011			2011
	Millions of yen		Fiscal year	Millions of yen		Fiscal year	Millions of U.S. dollars
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities
Corporate loans	¥321,448	¥2,986	2017	¥312,273	¥1,958	2018	$3,756	$24
Transferred loans	0	0	—	166,936	2,218	2043	2,008	27
Housing loans	18,798	2,644	2051	16,949	2,353	2051	204	28
Other	3	1	2012	294	4	2018	3	0

Total	¥340,249	¥5,631	—	¥496,452	¥6,533	—	$5,971	$79

Guarantee of corporate loans: The Company and certain subsidiaries mainly guarantee corporate loans issued by financial institutions for customers. The Company and its subsidiaries are obliged to pay the outstanding loans when the guaranteed customers fail to pay principal and/or interest in accordance with the contract terms. In some cases, the corporate loans are secured by the guaranteed customers’ assets. Once the Company and its subsidiaries assume the guaranteed customers’ obligation, the Company and its subsidiaries obtain a right to claim the collateral assets. In other cases, certain contracts that guarantee corporate loans issued by financial institutions for customers include contracts that the amounts of performance guarantee are limited to a range of guarantee commissions. As of March 31, 2011, total amount of such guarantees is ¥1,237,000 million ($14,877 million) and book value of guarantee liabilities which amount is included in the table above is ¥702 million ($8 million).

Payment or performance risk of the guarantees is considered based on the historical experience of credit events. There have been no significant changes in the payment or performance risk of the guarantees in fiscal 2011.

Guarantee of Transferred loans: A subsidiary in the United States is authorized to underwrite, originate, fund, and service multi-family and seniors housing loans without prior approval from Federal National Mortgage Association (“Fannie Mae”) under Fannie Mae’s Delegated Underwriting and Servicing program. As part of this program, Fannie Mae provides a commitment to purchase the loans.

In return for the delegated authority, the subsidiary guarantees the performance of certain housing loans transferred to Fannie Mae and has the payment or performance risk of the guarantees to absorb some of the losses when losses arise from the transferred loans.

There have been no significant changes in the payment or performance risk of the guarantees in fiscal 2011.

Guarantee of housing loans: The Company and certain subsidiaries guarantee the housing loans issued by Japanese financial institutions to third party individuals. The Company and its subsidiaries are typically obliged to pay the outstanding loans when these loans become delinquent more than three months. The housing loans are usually secured by the real properties. Once the Company and its subsidiaries assume the guaranteed parties’ obligation, the Company and its subsidiaries obtain a right to claim the collateral assets.

Other guarantees: Other guarantees include the guarantees derived from collection agency agreements. Pursuant to the agreements, the Company and certain subsidiaries collect third parties’ debt and pay the uncovered amounts.

Litigation—The Company and its subsidiaries are involved in legal proceedings and claims in the ordinary course of business. In the opinion of management, none of such proceedings and claims will have a significant impact on the Company’s financial position or results of operations.